Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Detailed Information about Prepaid Expenses

	2021	2020

Prepaid taxes	$13,095	$10,022
Prepaid commissions	4,822	3,908
Prepaid insurance	522	5,385
Prepaid to supplier	19,436	17,224

	$37,875	$36,539

Current	31,148	30,473
Non-current	6,727	6,066
	$37,875	$36,539